Distribution Date:	11/18/24	JPMBB Commercial Mortgage Securities Trust 2015-C27
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	JPMBB Commercial Mortgage Securities Trust
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644ABC5	1.413700%	38,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644ABD3	2.733700%	135,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644ABE1	2.920200%	75,000,000.00	16,535,972.91	16,535,972.91	40,240.29	0.00	0.00	16,576,213.20	0.00	0.00%	30.00%
A-3A2	46644AAA0	2.920200%	50,000,000.00	11,023,981.94	11,023,981.94	26,826.86	0.00	0.00	11,050,808.80	0.00	0.00%	30.00%
A-4	46644ABF8	3.179400%	222,831,000.00	222,831,000.00	38,173,810.58	590,390.73	0.00	0.00	38,764,201.31	184,657,189.42	57.61%	30.00%
A-SB	46644ABG6	3.017400%	63,997,000.00	1,175,993.98	1,175,993.98	2,957.04	0.00	0.00	1,178,951.02	0.00	0.00%	30.00%
A-S	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,005.61	0.00	0.00	150,005.61	49,709,000.00	46.20%	24.06%
B	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00	34.09%	17.75%
C	46644ABM3	4.422778%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00	25.92%	13.50%
D	46644AAN2	3.922778%	40,781,000.00	40,781,000.00	0.00	0.00	0.00	0.00	0.00	40,781,000.00	16.56%	8.62%
E*	46644AAQ5	2.805000%	24,531,000.00	24,531,000.00	0.00	0.00	0.00	0.00	0.00	24,531,000.00	10.93%	5.69%
F	46644AAS1	3.000000%	11,021,000.00	11,021,000.00	0.00	0.00	0.00	0.00	0.00	11,021,000.00	8.40%	4.38%
G	46644AAU6	3.000000%	8,366,000.00	8,366,000.00	0.00	0.00	0.00	0.00	0.00	8,366,000.00	6.48%	3.37%
NR	46644AAW2	3.000000%	28,232,488.00	28,232,359.81	0.00	0.00	0.00	0.00	0.00	28,232,359.81	0.00%	0.00%
Z	46644AAY8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644ABA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			836,528,489.01	502,525,308.64	66,909,759.41	810,420.53	0.00	0.00	67,720,179.94	435,615,549.23

X-A	46644ABH4	1.192747%	635,279,000.00	301,275,948.83	0.00	299,455.07	0.00	0.00	299,455.07	234,366,189.42
X-B	46644ABJ0	0.524678%	52,766,000.00	52,766,000.00	0.00	23,070.95	0.00	0.00	23,070.95	52,766,000.00
X-C	46644AAC6	0.000000%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
X-D	46644AAE2	0.500000%	40,781,000.00	40,781,000.00	0.00	16,992.08	0.00	0.00	16,992.08	40,781,000.00
X-E	46644AAG7	1.617778%	24,531,000.00	24,531,000.00	0.00	33,071.42	0.00	0.00	33,071.42	24,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-FG	46644AAJ1	1.422778%	19,387,000.00	19,387,000.00	0.00	22,986.16	0.00	0.00	22,986.16	19,387,000.00
X-NR	46644AAL6	1.422778%	28,232,488.00	28,232,359.81	0.00	33,473.64	0.00	0.00	33,473.64	28,232,359.81
Notional SubTotal			836,528,488.00	502,525,308.64	0.00	429,049.32	0.00	0.00	429,049.32	435,615,549.23

Deal Distribution Total					66,909,759.41	1,239,469.85	0.00	0.00	68,149,229.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644ABC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644ABD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644ABE1	220.47963880	220.47963880	0.53653720	0.00000000	0.00000000	0.00000000	0.00000000	221.01617600	0.00000000
A-3A2	46644AAA0	220.47963880	220.47963880	0.53653720	0.00000000	0.00000000	0.00000000	0.00000000	221.01617600	0.00000000
A-4	46644ABF8	1,000.00000000	171.31283610	2.64949998	0.00000000	0.00000000	0.00000000	0.00000000	173.96233608	828.68716390
A-SB	46644ABG6	18.37576730	18.37576730	0.04620592	0.00000000	0.00000000	0.00000000	0.00000000	18.42197322	0.00000000
A-S	46644ABK7	1,000.00000000	0.00000000	3.01767507	0.01049166	0.01049166	0.00000000	0.00000000	3.01767507	1,000.00000000
B	46644ABL5	1,000.00000000	0.00000000	0.00000000	3.24841659	3.24841659	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46644ABM3	1,000.00000000	0.00000000	0.00000000	3.68564806	5.17205811	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46644AAN2	1,000.00000000	0.00000000	0.00000000	3.26898139	49.38327113	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46644AAQ5	1,000.00000000	0.00000000	0.00000000	2.33749990	74.79999674	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644AAS1	1,000.00000000	0.00000000	0.00000000	2.50000000	80.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46644AAU6	1,000.00000000	0.00000000	0.00000000	2.50000000	102.10037174	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644AAW2	999.99545949	0.00000000	0.00000000	2.49998867	134.31876178	0.00000000	0.00000000	0.00000000	999.99545949
Z	46644AAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644ABA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644ABH4	474.24194540	0.00000000	0.47137568	0.00000000	0.00000000	0.00000000	0.00000000	0.47137568	368.91852150
X-B	46644ABJ0	1,000.00000000	0.00000000	0.43723136	0.00000000	0.00000000	0.00000000	0.00000000	0.43723136	1,000.00000000
X-C	46644AAC6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644AAE2	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-E	46644AAG7	1,000.00000000	0.00000000	1.34814806	0.00000000	0.00000000	0.00000000	0.00000000	1.34814806	1,000.00000000
X-FG	46644AAJ1	1,000.00000000	0.00000000	1.18564811	0.00000000	0.00000000	0.00000000	0.00000000	1.18564811	1,000.00000000
X-NR	46644AAL6	999.99545949	0.00000000	1.18564258	0.00000000	0.00000000	0.00000000	0.00000000	1.18564258	999.99545949

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	10/01/24 - 10/30/24	30	0.00	40,240.29	0.00	40,240.29	0.00	0.00	0.00	40,240.29	0.00
A-3A2	10/01/24 - 10/30/24	30	0.00	26,826.86	0.00	26,826.86	0.00	0.00	0.00	26,826.86	0.00
A-4	10/01/24 - 10/30/24	30	0.00	590,390.73	0.00	590,390.73	0.00	0.00	0.00	590,390.73	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	2,957.04	0.00	2,957.04	0.00	0.00	0.00	2,957.04	0.00
A-S	10/01/24 - 10/30/24	30	0.00	150,527.14	0.00	150,527.14	521.53	0.00	0.00	150,005.61	521.53
B	10/01/24 - 10/30/24	30	0.00	171,405.95	0.00	171,405.95	171,405.95	0.00	0.00	0.00	171,405.95
C	10/01/24 - 10/30/24	30	52,844.85	131,032.16	0.00	131,032.16	131,032.16	0.00	0.00	0.00	183,877.01
D	10/01/24 - 10/30/24	30	1,880,586.85	133,312.33	0.00	133,312.33	133,312.33	0.00	0.00	0.00	2,013,899.18
E	10/01/24 - 10/30/24	30	1,777,577.51	57,341.21	0.00	57,341.21	57,341.21	0.00	0.00	0.00	1,834,918.72
F	10/01/24 - 10/30/24	30	854,127.50	27,552.50	0.00	27,552.50	27,552.50	0.00	0.00	0.00	881,680.00
G	10/01/24 - 10/30/24	30	833,256.71	20,915.00	0.00	20,915.00	20,915.00	0.00	0.00	0.00	854,171.71
NR	10/01/24 - 10/30/24	30	3,721,571.93	70,580.90	0.00	70,580.90	70,580.90	0.00	0.00	0.00	3,792,152.83
X-A	10/01/24 - 10/30/24	30	0.00	299,455.07	0.00	299,455.07	0.00	0.00	0.00	299,455.07	0.00
X-B	10/01/24 - 10/30/24	30	0.00	23,070.95	0.00	23,070.95	0.00	0.00	0.00	23,070.95	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/24 - 10/30/24	30	0.00	16,992.08	0.00	16,992.08	0.00	0.00	0.00	16,992.08	0.00
X-E	10/01/24 - 10/30/24	30	0.00	33,071.42	0.00	33,071.42	0.00	0.00	0.00	33,071.42	0.00
X-FG	10/01/24 - 10/30/24	30	0.00	22,986.16	0.00	22,986.16	0.00	0.00	0.00	22,986.16	0.00
X-NR	10/01/24 - 10/30/24	30	0.00	33,473.64	0.00	33,473.64	0.00	0.00	0.00	33,473.64	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			9,119,965.35	1,852,131.43	0.00	1,852,131.43	612,661.58	0.00	0.00	1,239,469.85	9,732,626.93

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,005.61	0.00	0.00	150,005.61	49,709,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644ABM3	4.422778%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			138,027,000.03	138,027,000.00	0.00	150,005.61	0.00	0.00	150,005.61	138,027,000.00

Exchangeable Certificate Details
EC	46644ABN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	68,149,229.26	Beginning Reserve Account Balance	2,529.23
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	2,529.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,857,174.28	Master Servicing Fee	4,623.72
Interest Reductions due to Non recoverability Determination	(133,816.32)	Certificate Administrator Fee	2,320.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	215.64
ARD Interest	0.00	Senior Trust Advisor Fee	905.67
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,065.26
Total Interest Collected	1,723,357.96

Principal		Expenses/Reimbursements
Scheduled Principal	19,435,062.74	Reimbursement for Interest on Advances	20,597.51
Unscheduled Principal Collections		ASER Amount	187,889.68
Principal Prepayments	47,474,696.67	Special Servicing Fees (Monthly)	27,199.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	240,136.09
Total Principal Collected	66,909,759.41	Total Expenses/Reimbursements	475,822.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,239,469.85
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	66,909,759.41
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	68,149,229.26
Total Funds Collected	68,633,117.37	Total Funds Distributed	68,633,117.35

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	501,661,925.46	501,661,925.46	Beginning Certificate Balance	502,525,308.64
(-) Scheduled Principal Collections	19,435,062.74	19,435,062.74	(-) Principal Distributions	66,909,759.41
(-) Unscheduled Principal Collections	47,474,696.67	47,474,696.67	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	434,752,166.05	434,752,166.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	502,619,796.41	502,619,796.41	Ending Certificate Balance	435,615,549.23
Ending Actual Collateral Balance	435,741,432.60	435,741,432.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	863,383.18
Beginning Cumulative Advances	0.00	863,383.18	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	863,383.18
Ending Cumulative Advances	0.00	863,383.18	Net WAC Rate	4.42%
			UC / (OC) Interest	3,182.13
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	12	78,046,981.67	17.95%	2	4.3642	1.808124	1.35 or less	9	282,189,321.35	64.91%	2	4.3283	0.765033
10,000,000 to 19,999,999		8	112,093,924.14	25.78%	8	4.3161	1.655280	1.36 to 1.45	1	15,793,710.79	3.63%	1	4.4500	1.370000
20,000,000 to 24,999,999		1	24,523,051.00	5.64%	3	3.9890	2.000000	1.46 to 1.55	1	7,258,925.27	1.67%	2	4.3400	1.500000
25,000,000 to 49,999,999		1	37,088,209.24	8.53%	2	4.1900	0.950000	1.56 to 1.65	1	4,059,062.10	0.93%	1	4.5450	1.630000
	50,000,000 or greater	2	183,000,000.00	42.09%	2	4.3492	0.717158	1.66 to 1.80	1	14,913,482.07	3.43%	1	4.7000	1.770000
	Totals	24	434,752,166.05	100.00%	4	4.3094	1.247114	1.81 to 2.00	4	40,071,347.59	9.22%	3	4.1886	1.957811
								2.01 or greater	7	70,466,316.88	16.21%	12	4.1717	2.587196
								Totals	24	434,752,166.05	100.00%	4	4.3094	1.247114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	16,038,528.56	3.69%	1	4.4538	1.376106
							Industrial	2	12,645,908.45	2.91%	60	4.2999	2.179577
California	9	53,322,037.08	12.26%	2	4.1967	2.320827
							Lodging	5	55,163,315.12	12.69%	2	4.3257	1.701628
Colorado	2	7,657,162.17	1.76%	2	4.3587	1.514042
							Mixed Use	3	83,859,217.84	19.29%	3	4.3162	0.357936
Connecticut	1	13,211,387.48	3.04%	2	4.4300	(0.340000)
							Multi-Family	3	33,249,672.46	7.65%	3	4.0725	2.012386
Florida	1	9,191,512.57	2.11%	2	4.3300	0.960000
							Office	8	198,996,825.88	45.77%	2	4.3577	1.050797
Georgia	3	1,469,722.62	0.34%	1	4.7000	1.770000
							Retail	30	29,793,652.98	6.85%	2	4.4595	1.642070
Illinois	1	385,996.00	0.09%	1	4.7000	1.770000
							Self Storage	2	21,043,573.32	4.84%	3	3.9509	3.126808
Indiana	1	367,226.65	0.08%	1	4.7000	1.770000
							Totals	53	434,752,166.05	100.00%	4	4.3094	1.247114
Kentucky	2	9,573,116.46	2.20%	3	4.4511	0.845694

Michigan	2	16,840,137.08	3.87%	46	4.3597	2.088956

Mississippi	1	24,523,051.00	5.64%	3	3.9890	2.000000

New York	4	192,855,271.26	44.36%	2	4.3489	0.773807

North Carolina	1	378,651.47	0.09%	1	4.7000	1.770000

Ohio	1	7,232,457.55	1.66%	1	4.2500	2.400000

Oklahoma	2	736,085.41	0.17%	1	4.7000	1.770000

Pennsylvania	1	8,049,723.82	1.85%	2	4.2300	3.060000

Tennessee	1	330,503.98	0.08%	1	4.7000	1.770000

Texas	12	24,880,196.07	5.72%	2	4.2979	1.459645

Washington, DC	1	37,088,209.24	8.53%	2	4.1900	0.950000

Wisconsin	5	10,621,189.57	2.44%	1	4.6806	1.774959

Totals	53	434,752,166.05	100.00%	4	4.3094	1.247114

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	16	362,638,927.40	83.41%	4	4.2635	1.267875	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	51,554,879.68	11.86%	2	4.4689	0.880527	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	20,558,358.97	4.73%	1	4.7206	1.800204	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	434,752,166.05	100.00%	4	4.3094	1.247114	49 months or greater	24	434,752,166.05	100.00%	4	4.3094	1.247114
								Totals	24	434,752,166.05	100.00%	4	4.3094	1.247114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	23	422,706,877.19	97.23%	2	4.3103	1.219961	Interest Only	2	122,700,000.00	28.22%	2	4.3154	1.401866
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	50,340,597.93	11.58%	2	4.5564	1.641162
	Totals	23	422,706,877.19	97.23%	2	4.3103	1.219961	241 months to 299 months	14	249,666,279.26	57.43%	2	4.2581	1.045634
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	23	422,706,877.19	97.23%	2	4.3103	1.219961
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	12,045,288.86	2.77%	63	4.2800	2.200000
	12 months or less	22	324,663,956.81	74.68%	4	4.3252	1.543478	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	110,088,209.24	25.32%	3	4.2629	0.373099	Totals	1	12,045,288.86	2.77%	63	4.2800	2.200000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	434,752,166.05	100.00%	4	4.3094	1.247114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30308886	OF	New York	NY	Actual/360	4.382%	415,054.78	0.00	0.00	N/A	01/01/25	--	110,000,000.00	110,000,000.00	11/01/24
3	30308907	MU	New York	NY	Actual/360	4.300%	270,302.78	0.00	0.00	N/A	02/06/25	--	73,000,000.00	73,000,000.00	03/06/22
4	30308899	OF	Washington	DC	Actual/360	4.190%	0.00	0.00	0.00	N/A	01/01/25	--	37,088,209.24	37,088,209.24	06/01/23
6	30308682	RT	Simpsonville	KY	30/360	4.045%	86,907.14	25,782,093.35	0.00	N/A	12/01/24	--	25,782,093.35	0.00	11/01/24
7	30308885	IN	Livonia	MI	Actual/360	4.280%	45,005.60	166,057.74	0.00	N/A	02/01/30	--	12,211,346.60	12,045,288.86	11/01/24
8	30308888	MF	Ridgeland	MS	Actual/360	3.989%	84,396.48	46,718.39	0.00	N/A	02/01/25	--	24,569,769.39	24,523,051.00	11/01/24
11	30308908	MF	Mesquite	TX	Actual/360	4.800%	77,823.42	18,828,246.21	0.00	N/A	11/06/24	--	18,828,246.21	0.00	11/11/24
12	30308909	LO	Carlsbad	CA	Actual/360	4.323%	65,002.66	33,993.81	0.00	N/A	12/06/24	--	17,461,707.78	17,427,713.97	11/06/24
13	30308910	LO	Houston	TX	Actual/360	4.250%	58,633.86	31,391.14	0.00	N/A	01/06/25	--	16,021,397.38	15,990,006.24	11/06/24
14	30308911	Various Various		Various	Actual/360	4.700%	60,496.93	34,284.13	0.00	N/A	12/06/24	--	14,947,766.20	14,913,482.07	11/06/24
15	30308897	OF	Birmingham	AL	Actual/360	4.450%	60,621.10	26,220.01	0.00	N/A	12/06/24	--	15,819,930.80	15,793,710.79	11/06/24
17	30308896	OF	Greenwich	CT	Actual/360	4.430%	50,517.54	31,395.60	0.00	N/A	01/05/25	--	13,242,783.08	13,211,387.48	04/05/24
19	30308900	MU	Castle Rock	CO	Actual/360	3.850%	40,339.90	12,167,878.31	0.00	N/A	02/05/25	--	12,167,878.31	0.00	11/05/24
20	30308912	SS	Los Angeles	CA	Actual/360	3.740%	40,901.06	0.00	0.00	N/A	02/06/25	--	12,700,000.00	12,700,000.00	11/06/24
23	30308915	RT	Victorville	CA	Actual/360	4.250%	36,731.18	24,269.37	0.00	N/A	02/06/25	--	10,036,604.10	10,012,334.73	11/06/24
24	30308892	LO	Lexington	KY	Actual/360	4.420%	32,500.60	30,899.06	0.00	N/A	02/01/25	--	8,539,058.25	8,508,159.19	11/01/24
27	30308917	OF	Maitland	FL	Actual/360	4.330%	34,337.98	17,808.65	0.00	N/A	01/06/25	--	9,209,321.22	9,191,512.57	11/06/24
28	30308903	SS	Tustin	CA	Actual/360	4.272%	30,767.83	20,281.34	0.00	N/A	01/06/25	--	8,363,854.66	8,343,573.32	11/06/24
29	30308894	LO	Philadelphia	PA	Actual/360	4.230%	29,392.82	19,684.15	0.00	N/A	01/01/25	--	8,069,407.97	8,049,723.82	11/01/24
30	30308918	MU	Cincinnati	OH	Actual/360	4.250%	26,533.71	17,740.88	0.00	N/A	12/06/24	--	7,250,198.43	7,232,457.55	11/06/24
31	30308904	OF	Centennial	CO	Actual/360	4.340%	27,184.57	15,079.39	0.00	N/A	01/05/25	--	7,274,004.66	7,258,925.27	11/05/24
33	30308905	OF	Farmington Hills	MI	Actual/360	4.560%	18,944.40	29,701.39	0.00	N/A	01/06/25	--	4,824,549.61	4,794,848.22	11/06/24
34	30308922	Various Charlotte		NC	Actual/360	4.500%	25,106.96	6,479,214.74	0.00	N/A	02/01/25	--	6,479,214.74	0.00	11/01/24
35	30308919	LO	Horseheads	NY	Actual/360	4.562%	20,452.82	18,702.20	0.00	N/A	01/06/25	--	5,206,414.10	5,187,711.90	11/06/24
36	30308923	Various Various		WI	Actual/360	4.775%	23,263.41	12,834.30	0.00	N/A	12/01/24	--	5,657,711.20	5,644,876.90	11/01/24
37	30308898	RT	Houston	TX	Actual/360	4.150%	18,294.90	10,871.30	0.00	N/A	02/01/25	--	5,119,442.77	5,108,571.47	11/01/24
39	30308924	MF	Syracuse	NY	Actual/360	4.100%	16,512.05	9,339.06	0.00	N/A	02/06/25	--	4,676,898.42	4,667,559.36	11/06/24
40	30308925	MF	Milwaukee	WI	Actual/360	4.545%	15,923.51	9,544.62	0.00	N/A	12/01/24	--	4,068,606.72	4,059,062.10	11/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
43	30308901	RT	Mount Airy	NC	Actual/360	4.350%	11,407.97	3,045,510.27	0.00 02/05/25	02/05/45	--	3,045,510.27	0.00	11/05/24
Totals							1,723,357.96	66,909,759.41	0.00			501,661,925.46	434,752,166.05
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	11,459,875.33	8,882,787.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	184,494.00	0.00	--	--	11/12/24	50,801,971.56	4,024,716.15	81,597.16	2,706,735.35	105,266.58	0.00
4	0.00	0.00	--	--	04/11/24	29,832,003.23	410,700.82	(414.54)	1,817,253.63	903,270.45	0.00
6	8,584,221.41	8,201,155.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,122,163.42	11,140,850.90	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,166,731.52	3,202,999.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,758,457.33	4,632,983.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,771,922.05	2,811,460.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,502,688.52	1,515,247.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,011,787.20	2,172,657.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,354,711.46	1,594,785.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(135,466.05)	(305,452.43)	07/01/23	06/30/24	10/11/24	0.00	0.00	81,423.02	570,616.93	35,909.39	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,820,181.48	1,782,592.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	848,645.68	1,016,915.01	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,112,226.32	687,977.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	612,946.76	781,272.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,318,173.40	1,410,085.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,352,588.18	2,149,910.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,229,947.68	1,315,798.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	951,082.00	863,016.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,134,522.22	1,218,202.90	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	853,161.20	697,176.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	745,214.03	954,492.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	667,690.59	703,463.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	786,175.26	772,101.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	475,045.67	504,644.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	55,689,186.66	58,707,126.08				80,633,974.79	4,435,416.97	162,605.64	5,094,605.91	1,044,446.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	30308682	25,782,093.35	Payoff Prior to Maturity	0.00	0.00
19	30308900	12,167,878.31	Payoff Prior to Maturity	0.00	0.00
34	30308922	6,479,214.74	Payoff Prior to Maturity	0.00	0.00
43	30308901	3,045,510.27	Payoff Prior to Maturity	0.00	0.00
Totals		47,474,696.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	3	123,299,596.72	0	0.00	0	0.00	0	0.00	0	0.00	4	47,474,696.67	4.309437%	4.289472%	4
10/18/24	0	0.00	0	0.00	3	123,330,992.32	0	0.00	0	0.00	0	0.00	0	0.00	4	38,727,598.18	4.305853%	4.286792%	5
09/17/24	0	0.00	0	0.00	3	123,363,896.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304907%	4.283850%	5
08/16/24	0	0.00	0	0.00	3	123,395,047.30	0	0.00	0	0.00	0	0.00	0	0.00	2	36,152,855.87	4.304935%	4.283860%	7
07/17/24	0	0.00	1	13,337,870.93	2	110,088,209.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323269%	4.302684%	7
06/17/24	1	13,370,424.92	0	0.00	2	110,088,209.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323316%	4.302714%	8
05/17/24	0	0.00	0	0.00	2	110,088,209.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323358%	4.302741%	9
04/17/24	0	0.00	0	0.00	2	110,161,154.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323386%	4.302754%	10
03/15/24	0	0.00	0	0.00	2	110,229,528.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323412%	4.302765%	11
02/16/24	0	0.00	0	0.00	2	110,306,309.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323443%	4.302781%	12
01/18/24	0	0.00	0	0.00	2	110,374,161.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161238%	4.140562%	13
12/15/23	0	0.00	0	0.00	2	110,441,769.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161529%	4.140838%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308907	03/06/22	31	6	81,597.16	2,706,735.35	668,993.49	73,000,000.00	09/21/21	2
4	30308899	06/01/23	16	6	(414.54)	1,817,253.63	1,028,881.07	37,855,326.13	02/02/23	2
17	30308896	04/05/24	6	6	81,423.02	570,616.93	44,081.89	13,433,537.14	07/09/24	98
Totals					162,605.64	5,094,605.91	1,741,956.45	124,288,863.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		422,706,877	299,407,280	123,299,597		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		12,045,289	12,045,289	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	434,752,166	311,452,569	0	0	123,299,597	0
Oct-24	501,661,925	378,330,933	0	0	123,330,992	0
Sep-24	541,205,693	417,841,797	0	0	123,363,896	0
Aug-24	542,045,490	418,650,443	0	0	123,395,047	0
Jul-24	579,095,374	455,669,294	0	13,337,871	110,088,209	0
Jun-24	580,048,550	456,589,916	13,370,425	0	110,088,209	0
May-24	580,959,335	470,871,126	0	0	110,088,209	0
Apr-24	581,978,723	471,817,569	0	0	110,161,155	0
Mar-24	582,950,966	472,721,437	0	0	110,229,529	0
Feb-24	584,006,770	473,700,461	0	0	110,306,309	0
Jan-24	584,971,477	474,597,316	0	0	110,374,161	0
Dec-23	585,932,600	475,490,831	0	0	110,441,769	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308907	73,000,000.00	73,000,000.00	37,500,000.00	09/10/24	184,494.00	0.08000	06/30/23	02/06/25	242
4	30308899	37,088,209.24	37,855,326.13	10,500,000.00	02/07/24	2,318,509.89	0.95000	12/31/22	01/01/25	242
17	30308896	13,211,387.48	13,433,537.14	14,800,000.00	08/08/24	(336,304.43)	(0.34000)	06/30/24	01/05/25	241
Totals		123,299,596.72	124,288,863.27	62,800,000.00		2,166,699.46

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308907	MU	NY	09/21/21	2

11/12/2024 - The loan transferred to the Special Servicer for delinquent payments on 9/21/2021. There is one commercial tenant occupying 5K SF on a MTM basis and no other viable prospects for the remainder of the commercial space at this time. The residential portion of the collateral has one vacancy as of the5/31/2024 rent roll. Borrower is proposing a modification and maturity extension, which includes a new equity component as well as structure to collect the balance of the

$11M payment guaranty provided in the prior modification. Special Servicer will dual track foreclosure with workout discussions.

4	30308899	OF	DC	02/02/23	2

11/12/2024 - The loan transferred to the Special Servicer on 2/2/2023. The collateral consists of the leasehold interest in a 12-story multi-tenant office building containing 114,204 SF located in Washington, DC. As of 1Q24, the property was 54%

occupied and property was cash flow negative. The capital stack includes a mezzanine loan. Counsel has been retained. Borrower cooperated with the appointment of a receiver. Lincoln was appointed as receiver.

17	30308896	OF	CT	07/09/24	98

11/12/2024 - The Loan transferred to the Special Servicer on 7/12/24 due to payment default. The Loan is scheduled to mature on 1/5/2025. The Property is a two-story, 25,710 SF office building located in Greenwich, CT, directly across from the

Greenwich T own Hall, and was built/reno in 1974/2007-2010. Per 2/24 RR, the Property is 12% occupied by Citation Capital Management through 1/2027. Q12024 NOI/DSCR -$304K/-0.29x. The Lender will commence foreclosure action while dual tracking discussions with the Borrower until a resolution is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30308907	73,000,000.00	4.30000%	73,000,000.00	3.00000%	9	01/11/21	03/06/20	02/10/21
6	30308682	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
7	30308885	0.00	4.28000%	0.00	4.28000%	8	03/31/22	03/31/22	04/01/22
24	30308892	9,920,489.22	4.42000%	9,920,489.22	4.42000%	8	10/30/20	09/01/20	11/05/20
24	30308892	0.00	4.42000%	0.00	4.42000%	8	04/28/22	04/28/22	06/02/22
25	30308893	0.00	4.60000%	0.00	4.60000%	8	04/01/20	04/01/20	02/10/22
30	30308918	8,097,398.85	4.25000%	8,097,398.85	4.25000%	8	08/04/20	05/06/20	08/10/20
Totals		91,017,888.07		91,017,888.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30308902	10/18/24	23,776,270.03	0.00	268,002.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30308889	01/17/20	21,098,307.63	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308890	09/17/19	15,699,462.96	29,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
26	30308916	04/16/21	10,302,121.18	15,900,000.00	10,450,693.40	148,791.55	10,450,784.40	10,301,992.85	128.33	0.00	0.00	128.33	0.00%
41	30308895	04/17/18	4,088,579.48	6,900,000.00	0.00	1,228,599.31	5,317,178.79	4,088,579.48	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			74,964,741.28	95,800,000.00	10,718,696.16	1,377,390.86	15,767,963.19	14,390,572.33	128.33	0.00	0.00	128.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/23	0.00	128.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	30308902	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30308889	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308890	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	30308916	04/16/21	0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33
41	30308895	04/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	128.19	128.33	0.00	0.00	128.33	0.00	0.00	128.33

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,715.28	0.00	0.00	187,889.68	0.00	0.00	20,597.51	0.00	0.00	0.00
4	0.00	0.00	7,984.27	0.00	0.00	0.00	0.00	133,816.32	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,560.04	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	238,576.05	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,199.55	0.00	0.00	187,889.68	0.00	133,816.32	20,597.51	0.00	240,136.09	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		609,639.15

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29